Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Neuberger Berman Income Funds
Entity Central Index Key	0000723620
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000082160
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Institutional Class
Trading Symbol	NFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/floatingrate-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute return was positive. Its underweighting, versus the Morningstar LSTA U.S. Leveraged Loan Index (Index), to and security selection in Auto Components and Chemicals, and its Professional Services security selection, were top performance contributors. Security selection in Containers & Packaging, Capital Markets, and Media, and Media underweighting, were detractors. Respecting ratings, CCC rated issuer security selection and underweighting were top contributors, followed by B & BB rated issuers security selection. An underweight to BBB rated issuers slightly detracted from returns.

Performance Attribution

Top Contributors

Top Detractors

  Underweight to and security selection within Auto Components and Chemicals versus the Index

  Security selection within Professional Services

  Security selection in and the underweight to CCC rated issuers relative to the Index

  Security selection in B and BB rated issuers

  Security selection within Containers & Packaging

  Underweight to and security selection in Media versus the Index

  Security selection within Capital Markets

  Underweight to BBB rated issuers versus the Index

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,636,000	Bloomberg U.S. Aggregate Bond Index $1,207,100	Morningstar LSTA U.S. Leveraged Loan Index $1,710,900
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,045,200	$1,043,700	$1,065,300
10/31/17	$1,088,500	$1,053,100	$1,119,200
10/31/18	$1,126,000	$1,031,500	$1,170,000
10/31/19	$1,149,900	$1,150,200	$1,201,200
10/31/20	$1,182,400	$1,221,400	$1,221,900
10/31/21	$1,278,400	$1,215,500	$1,325,400
10/31/22	$1,240,500	$1,024,900	$1,300,500
10/31/23	$1,385,400	$1,028,600	$1,455,500
10/31/24	$1,535,400	$1,137,000	$1,609,200
10/31/25	$1,636,000	$1,207,100	$1,710,900

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	6.55%	6.71%	5.05%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Morningstar LSTA U.S. Leveraged Loan Index	6.32%	6.96%	5.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 518,631,551
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 1,605,469
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$518,631,551
Number of Portfolio Holdings	414
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$1,605,469

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	10.3%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.2%
Investment Companies	5.2%
Commercial Services & Supplies	5.0%
Hotels, Restaurants & Leisure	4.1%
Capital Markets	3.8%
Insurance	3.7%
Diversified Telecommunication Services	3.6%
Containers & Packaging	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.2%
CSC Holdings LLC	0.8%
Anticimex International AB	0.7%
Acrisure LLC	0.7%
Altice France SA	0.6%
Proofpoint, Inc.	0.6%
Dayforce, Inc.	0.6%
Allied Universal Holdco LLC	0.6%
Bausch & Lomb Corp.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082158
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	NFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/floatingrate-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute return was positive. Its underweighting, versus the Morningstar LSTA U.S. Leveraged Loan Index (Index), to and security selection in Auto Components and Chemicals, and its Professional Services security selection, were top performance contributors. Security selection in Containers & Packaging, Capital Markets, and Media, and Media underweighting, were detractors. Respecting ratings, CCC rated issuer security selection and underweighting were top contributors, followed by B & BB rated issuers security selection. An underweight to BBB rated issuers slightly detracted from returns.

Performance Attribution

Top Contributors

Top Detractors

  Underweight to and security selection within Auto Components and Chemicals versus the Index

  Security selection within Professional Services

  Security selection in and the underweight to CCC rated issuers relative to the Index

  Security selection in B and BB rated issuers

  Security selection within Containers & Packaging

  Underweight to and security selection in Media versus the Index

  Security selection within Capital Markets

  Underweight to BBB rated issuers versus the Index

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $15,108	Bloomberg U.S. Aggregate Bond Index $12,071	Morningstar LSTA U.S. Leveraged Loan Index $17,109
10/31/15	$9,575	$10,000	$10,000
10/31/16	$9,978	$10,437	$10,653
10/31/17	$10,353	$10,531	$11,192
10/31/18	$10,671	$10,315	$11,700
10/31/19	$10,857	$11,502	$12,012
10/31/20	$11,123	$12,214	$12,219
10/31/21	$11,982	$12,155	$13,254
10/31/22	$11,583	$10,249	$13,005
10/31/23	$12,888	$10,286	$14,555
10/31/24	$14,231	$11,370	$16,092
10/31/25	$15,108	$12,071	$17,109

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.16%	6.32%	4.67%
Class A (including sales charge)	1.63%	5.39%	4.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Morningstar LSTA U.S. Leveraged Loan Index	6.32%	6.96%	5.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 518,631,551
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 1,605,469
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$518,631,551
Number of Portfolio Holdings	414
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$1,605,469

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	10.3%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.2%
Investment Companies	5.2%
Commercial Services & Supplies	5.0%
Hotels, Restaurants & Leisure	4.1%
Capital Markets	3.8%
Insurance	3.7%
Diversified Telecommunication Services	3.6%
Containers & Packaging	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.2%
CSC Holdings LLC	0.8%
Anticimex International AB	0.7%
Acrisure LLC	0.7%
Altice France SA	0.6%
Proofpoint, Inc.	0.6%
Dayforce, Inc.	0.6%
Allied Universal Holdco LLC	0.6%
Bausch & Lomb Corp.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082159
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	NFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/floatingrate-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.72%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute return was positive. Its underweighting, versus the Morningstar LSTA U.S. Leveraged Loan Index (Index), to and security selection in Auto Components and Chemicals, and its Professional Services security selection, were top performance contributors. Security selection in Containers & Packaging, Capital Markets, and Media, and Media underweighting, were detractors. Respecting ratings, CCC rated issuer security selection and underweighting were top contributors, followed by B & BB rated issuers security selection. An underweight to BBB rated issuers slightly detracted from returns.

Performance Attribution

Top Contributors

Top Detractors

  Underweight to and security selection within Auto Components and Chemicals versus the Index

  Security selection within Professional Services

  Security selection in and the underweight to CCC rated issuers relative to the Index

  Security selection in B and BB rated issuers

  Security selection within Containers & Packaging

  Underweight to and security selection in Media versus the Index

  Security selection within Capital Markets

  Underweight to BBB rated issuers versus the Index

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $14,614	Bloomberg U.S. Aggregate Bond Index $12,071	Morningstar LSTA U.S. Leveraged Loan Index $17,109
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,336	$10,437	$10,653
10/31/17	$10,644	$10,531	$11,192
10/31/18	$10,889	$10,315	$11,700
10/31/19	$10,997	$11,502	$12,012
10/31/20	$11,182	$12,214	$12,219
10/31/21	$11,944	$12,155	$13,254
10/31/22	$11,470	$10,249	$13,005
10/31/23	$12,667	$10,286	$14,555
10/31/24	$13,869	$11,370	$16,092
10/31/25	$14,614	$12,071	$17,109

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	5.37%	5.50%	3.87%
Class C (including sales charge)	4.38%	5.50%	3.87%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
Morningstar LSTA U.S. Leveraged Loan Index	6.32%	6.96%	5.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 518,631,551
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 1,605,469
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$518,631,551
Number of Portfolio Holdings	414
Portfolio Turnover Rate	64%
Total Investment Advisory Fees Paid	$1,605,469

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	10.3%
Health Care Providers & Services	5.9%
Oil, Gas & Consumable Fuels	5.2%
Investment Companies	5.2%
Commercial Services & Supplies	5.0%
Hotels, Restaurants & Leisure	4.1%
Capital Markets	3.8%
Insurance	3.7%
Diversified Telecommunication Services	3.6%
Containers & Packaging	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	5.2%
CSC Holdings LLC	0.8%
Anticimex International AB	0.7%
Acrisure LLC	0.7%
Altice France SA	0.6%
Proofpoint, Inc.	0.6%
Dayforce, Inc.	0.6%
Allied Universal Holdco LLC	0.6%
Bausch & Lomb Corp.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021322
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Investor Class
Trading Symbol	NHINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class $16,021	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,790	$10,437	$11,018
10/31/17	$11,528	$10,531	$12,025
10/31/18	$11,544	$10,315	$12,129
10/31/19	$12,435	$11,502	$13,138
10/31/20	$12,789	$12,214	$13,459
10/31/21	$13,968	$12,155	$14,906
10/31/22	$12,344	$10,249	$13,199
10/31/23	$12,842	$10,286	$13,966
10/31/24	$14,835	$11,370	$16,268
10/31/25	$16,021	$12,071	$17,575

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor Class	7.99%	4.61%	4.83%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 562,776,977
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 2,793,028
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000064460
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Institutional Class
Trading Symbol	NHILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,625,000	Bloomberg U.S. Aggregate Bond Index $1,207,100	ICE BofA U.S. High Yield Constrained Index $1,757,500
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,081,700	$1,043,700	$1,101,800
10/31/17	$1,155,500	$1,053,100	$1,202,500
10/31/18	$1,159,100	$1,031,500	$1,212,900
10/31/19	$1,250,500	$1,150,200	$1,313,800
10/31/20	$1,288,200	$1,221,400	$1,345,900
10/31/21	$1,409,100	$1,215,500	$1,490,600
10/31/22	$1,247,600	$1,024,900	$1,319,900
10/31/23	$1,300,000	$1,028,600	$1,396,600
10/31/24	$1,504,300	$1,137,000	$1,626,800
10/31/25	$1,625,000	$1,207,100	$1,757,500

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	8.03%	4.75%	4.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 562,776,977
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 2,793,028
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077167
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class A
Trading Symbol	NHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $14,927	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$9,575	$10,000	$10,000
10/31/16	$10,304	$10,437	$11,018
10/31/17	$10,973	$10,531	$12,025
10/31/18	$10,959	$10,315	$12,129
10/31/19	$11,774	$11,502	$13,138
10/31/20	$12,076	$12,214	$13,459
10/31/21	$13,152	$12,155	$14,906
10/31/22	$11,593	$10,249	$13,199
10/31/23	$12,033	$10,286	$13,966
10/31/24	$13,871	$11,370	$16,268
10/31/25	$14,927	$12,071	$17,575

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	7.61%	4.33%	4.54%
Class A (including sales charge)	3.04%	3.43%	4.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 562,776,977
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 2,793,028
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077168
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class C
Trading Symbol	NHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.87%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $14,531	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,698	$10,437	$11,018
10/31/17	$11,315	$10,531	$12,025
10/31/18	$11,210	$10,315	$12,129
10/31/19	$11,973	$11,502	$13,138
10/31/20	$12,181	$12,214	$13,459
10/31/21	$13,189	$12,155	$14,906
10/31/22	$11,547	$10,249	$13,199
10/31/23	$11,879	$10,286	$13,966
10/31/24	$13,589	$11,370	$16,268
10/31/25	$14,531	$12,071	$17,575

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	6.93%	3.59%	3.81%
Class C (including sales charge)	5.93%	3.59%	3.81%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 562,776,977
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 2,793,028
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077170
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R3
Trading Symbol	NHIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R3 $15,245	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,748	$10,437	$11,018
10/31/17	$11,414	$10,531	$12,025
10/31/18	$11,358	$10,315	$12,129
10/31/19	$12,195	$11,502	$13,138
10/31/20	$12,481	$12,214	$13,459
10/31/21	$13,565	$12,155	$14,906
10/31/22	$11,932	$10,249	$13,199
10/31/23	$12,354	$10,286	$13,966
10/31/24	$14,203	$11,370	$16,268
10/31/25	$15,245	$12,071	$17,575

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R3	7.33%	4.08%	4.31%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 562,776,977
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 2,793,028
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000125075
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R6
Trading Symbol	NRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 $16,421	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,826	$10,437	$11,018
10/31/17	$11,588	$10,531	$12,025
10/31/18	$11,617	$10,315	$12,129
10/31/19	$12,560	$11,502	$13,138
10/31/20	$12,953	$12,214	$13,459
10/31/21	$14,181	$12,155	$14,906
10/31/22	$12,571	$10,249	$13,199
10/31/23	$13,113	$10,286	$13,966
10/31/24	$15,186	$11,370	$16,268
10/31/25	$16,421	$12,071	$17,575

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R6	8.13%	4.86%	5.08%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 562,776,977
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 2,793,028
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000228875
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class E
Trading Symbol	NHIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/highincomebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Security selection within Gas Distribution, Super Retail and Utilities were the top contributors to performance relative to the ICE BofA U.S. High Yield Constrained Index (the Index). From a ratings perspective, security selection within B and CCC & below rated securities were the top performers. Conversely, an underweight in Media-Broadcast and security selection within Chemicals and Real Estate & Homebuilders detracted the most from performance. From a ratings perspective, the overweight to CCC & below and underweight to BB rated bonds versus the Index detracted modestly from returns.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within Gas Distribution, Super Retail and Utilities

  Security selection within B rated securities

  Security selection within CCC & below rated securities

  Underweight in Media-Broadcast versus the Index

  Security selection within Chemicals and Real Estate & Homebuilders

  Overweight to CCC & below and underweight to BB rated bonds modestly detracted

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class E $16,493	Bloomberg U.S. Aggregate Bond Index $12,071	ICE BofA U.S. High Yield Constrained Index $17,575
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,790	$10,437	$11,018
10/31/17	$11,528	$10,531	$12,025
10/31/18	$11,544	$10,315	$12,129
10/31/19	$12,435	$11,502	$13,138
10/31/20	$12,789	$12,214	$13,459
10/31/21	$13,968	$12,155	$14,906
10/31/22	$12,410	$10,249	$13,199
10/31/23	$13,013	$10,286	$13,966
10/31/24	$15,153	$11,370	$16,268
10/31/25	$16,493	$12,071	$17,575

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class E	8.84%	5.22%	5.13%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 562,776,977
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 2,793,028
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$562,776,977
Number of Portfolio Holdings	498
Portfolio Turnover Rate	77%
Total Investment Advisory Fees Paid	$2,793,028

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	7.4%
Commercial Services	6.1%
Oil & Gas	5.3%
Telecommunications	5.1%
Diversified Financial Services	5.0%
Electric	4.0%
Media	3.9%
Insurance	3.8%
Building Materials	3.7%
Real Estate Investment Trusts	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.6%
NRG Energy, Inc.	1.2%
Venture Global LNG, Inc.	1.0%
CSC Holdings LLC	1.0%
Cloud Software Group, Inc.	0.9%
OneMain Finance Corp.	0.9%
TransDigm, Inc.	0.8%
Acrisure LLC/Acrisure Finance, Inc.	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000157073
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Institutional Class
Trading Symbol	NMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/munihighincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/munihighincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (the Index) detracted from returns as interest rates moved lower over the period. Several of the Fund’s project-specific securities also negatively impacted returns. On the upside, security selection contributed to performance. Our overweight to securities rated BBB versus the Index was also beneficial.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Overweight to BBB rated bonds versus the Index

  Duration positioning versus the Index

  Project-specific finance securities

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,326,600	Bloomberg Municipal Bond Index $1,270,700	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,360,300
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,067,000	$1,040,600	$1,056,400
10/31/17	$1,090,900	$1,063,400	$1,082,600
10/31/18	$1,108,500	$1,057,900	$1,096,700
10/31/19	$1,215,200	$1,157,600	$1,208,500
10/31/20	$1,220,800	$1,199,200	$1,243,000
10/31/21	$1,316,500	$1,230,800	$1,310,000
10/31/22	$1,095,300	$1,083,400	$1,132,400
10/31/23	$1,104,500	$1,112,000	$1,167,600
10/31/24	$1,280,200	$1,219,800	$1,312,000
10/31/25	$1,326,600	$1,270,700	$1,360,300

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	3.63%	1.68%	2.87%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	3.68%	1.82%	3.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 65,818,789
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$65,818,789
Number of Portfolio Holdings	140
Portfolio Turnover Rate	91%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.1%
General Obligations	6.4%
Special Assessment	3.0%
Tax Allocation	2.4%
Pre-Refunded	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	9.4%
California	8.3%
Wisconsin	7.8%
New York	7.1%
Alabama	6.1%
Georgia	5.0%
Florida	4.7%
New Jersey	4.6%
Ohio	3.9%
Colorado	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000157071
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class A
Trading Symbol	NMHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/munihighincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/munihighincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (the Index) detracted from returns as interest rates moved lower over the period. Several of the Fund’s project-specific securities also negatively impacted returns. On the upside, security selection contributed to performance. Our overweight to securities rated BBB versus the Index was also beneficial.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Overweight to BBB rated bonds versus the Index

  Duration positioning versus the Index

  Project-specific finance securities

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $12,230	Bloomberg Municipal Bond Index $12,707	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
10/31/15	$9,575	$10,000	$10,000
10/31/16	$10,168	$10,406	$10,564
10/31/17	$10,358	$10,634	$10,826
10/31/18	$10,486	$10,579	$10,967
10/31/19	$11,443	$11,576	$12,085
10/31/20	$11,453	$11,992	$12,430
10/31/21	$12,306	$12,308	$13,100
10/31/22	$10,210	$10,834	$11,324
10/31/23	$10,258	$11,120	$11,676
10/31/24	$11,833	$12,198	$13,120
10/31/25	$12,230	$12,707	$13,603

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	3.35%	1.32%	2.48%
Class A (including sales charge)	(1.04)%	0.44%	2.03%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	3.68%	1.82%	3.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 65,818,789
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$65,818,789
Number of Portfolio Holdings	140
Portfolio Turnover Rate	91%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.1%
General Obligations	6.4%
Special Assessment	3.0%
Tax Allocation	2.4%
Pre-Refunded	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	9.4%
California	8.3%
Wisconsin	7.8%
New York	7.1%
Alabama	6.1%
Georgia	5.0%
Florida	4.7%
New Jersey	4.6%
Ohio	3.9%
Colorado	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000157072
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class C
Trading Symbol	NMHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/munihighincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/munihighincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.62%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (the Index) detracted from returns as interest rates moved lower over the period. Several of the Fund’s project-specific securities also negatively impacted returns. On the upside, security selection contributed to performance. Our overweight to securities rated BBB versus the Index was also beneficial.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Overweight to BBB rated bonds versus the Index

  Duration positioning versus the Index

  Project-specific finance securities

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $11,887	Bloomberg Municipal Bond Index $12,707	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,552	$10,406	$10,564
10/31/17	$10,679	$10,634	$10,826
10/31/18	$10,720	$10,579	$10,967
10/31/19	$11,622	$11,576	$12,085
10/31/20	$11,556	$11,992	$12,430
10/31/21	$12,322	$12,308	$13,100
10/31/22	$10,139	$10,834	$11,324
10/31/23	$10,111	$11,120	$11,676
10/31/24	$11,588	$12,198	$13,120
10/31/25	$11,887	$12,707	$13,603

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	2.59%	0.57%	1.74%
Class C (including sales charge)	1.59%	0.57%	1.74%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	3.68%	1.82%	3.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 65,818,789
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$65,818,789
Number of Portfolio Holdings	140
Portfolio Turnover Rate	91%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.1%
General Obligations	6.4%
Special Assessment	3.0%
Tax Allocation	2.4%
Pre-Refunded	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	9.4%
California	8.3%
Wisconsin	7.8%
New York	7.1%
Alabama	6.1%
Georgia	5.0%
Florida	4.7%
New Jersey	4.6%
Ohio	3.9%
Colorado	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000121799
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Institutional Class
Trading Symbol	NMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniimpact-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/muniimpact-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from returns as interest rates moved lower over the period. Our overweight to securities rated BBB versus the Index was also a modest drag on returns, as was our positioning in the general obligation (G.O.) sector. On the upside, security selection contributed to performance. The Fund’s yield curve positioning was also beneficial, as was our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Yield curve positioning

  Revenue bonds

  Duration positioning versus the Index

  Overweight securities rated BBB

  G.O. bonds

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,186,300	Bloomberg Municipal Bond Index $1,270,700
10/31/15	$1,000,000	$1,000,000
10/31/16	$1,033,800	$1,040,600
10/31/17	$1,042,400	$1,063,400
10/31/18	$1,025,700	$1,057,900
10/31/19	$1,117,200	$1,157,600
10/31/20	$1,153,900	$1,199,200
10/31/21	$1,172,300	$1,230,800
10/31/22	$1,044,800	$1,083,400
10/31/23	$1,056,500	$1,112,000
10/31/24	$1,143,900	$1,219,800
10/31/25	$1,186,300	$1,270,700

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	3.71%	0.56%	1.72%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 79,767,964
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,767,964
Number of Portfolio Holdings	116
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.8%
General Obligations	24.1%
Certificates of Participation	2.1%
Pre-Refunded	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.8%
Michigan	9.5%
Pennsylvania	7.5%
New York	6.5%
Kentucky	6.4%
Georgia	6.2%
Illinois	5.8%
Alabama	4.9%
South Carolina	4.8%
West Virginia	4.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000201844
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class A
Trading Symbol	NIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniimpact-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniimpact-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from returns as interest rates moved lower over the period. Our overweight to securities rated BBB versus the Index was also a modest drag on returns, as was our positioning in the general obligation (G.O.) sector. On the upside, security selection contributed to performance. The Fund’s yield curve positioning was also beneficial, as was our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Yield curve positioning

  Revenue bonds

  Duration positioning versus the Index

  Overweight securities rated BBB

  G.O. bonds

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $11,059	Bloomberg Municipal Bond Index $12,707
10/31/15	$9,575	$10,000
10/31/16	$9,898	$10,406
10/31/17	$9,981	$10,634
10/31/18	$9,807	$10,579
10/31/19	$10,648	$11,576
10/31/20	$10,957	$11,992
10/31/21	$11,091	$12,308
10/31/22	$9,842	$10,834
10/31/23	$9,921	$11,120
10/31/24	$10,696	$12,198
10/31/25	$11,059	$12,707

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	3.39%	0.18%	1.45%
Class A (including sales charge)	(1.01)%	(0.68)%	1.01%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 79,767,964
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,767,964
Number of Portfolio Holdings	116
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.8%
General Obligations	24.1%
Certificates of Participation	2.1%
Pre-Refunded	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.8%
Michigan	9.5%
Pennsylvania	7.5%
New York	6.5%
Kentucky	6.4%
Georgia	6.2%
Illinois	5.8%
Alabama	4.9%
South Carolina	4.8%
West Virginia	4.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000201845
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class C
Trading Symbol	NIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniimpact-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniimpact-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.55%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from returns as interest rates moved lower over the period. Our overweight to securities rated BBB versus the Index was also a modest drag on returns, as was our positioning in the general obligation (G.O.) sector. On the upside, security selection contributed to performance. The Fund’s yield curve positioning was also beneficial, as was our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Security selection

  Yield curve positioning

  Revenue bonds

  Duration positioning versus the Index

  Overweight securities rated BBB

  G.O. bonds

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $10,927	Bloomberg Municipal Bond Index $12,707
10/31/15	$10,000	$10,000
10/31/16	$10,338	$10,406
10/31/17	$10,424	$10,634
10/31/18	$10,214	$10,579
10/31/19	$11,005	$11,576
10/31/20	$11,241	$11,992
10/31/21	$11,292	$12,308
10/31/22	$9,946	$10,834
10/31/23	$9,951	$11,120
10/31/24	$10,648	$12,198
10/31/25	$10,927	$12,707

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	2.62%	(0.56)%	0.89%
Class C (including sales charge)	1.62%	(0.56)%	0.89%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 79,767,964
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,767,964
Number of Portfolio Holdings	116
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.8%
General Obligations	24.1%
Certificates of Participation	2.1%
Pre-Refunded	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.8%
Michigan	9.5%
Pennsylvania	7.5%
New York	6.5%
Kentucky	6.4%
Georgia	6.2%
Illinois	5.8%
Alabama	4.9%
South Carolina	4.8%
West Virginia	4.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021323
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Investor Class
Trading Symbol	NMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class $11,988	Bloomberg Municipal Bond Index $12,707	Bloomberg 7-Year G.O. Index $12,372
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,309	$10,406	$10,304
10/31/17	$10,440	$10,634	$10,458
10/31/18	$10,325	$10,579	$10,348
10/31/19	$11,199	$11,576	$11,241
10/31/20	$11,425	$11,992	$11,743
10/31/21	$11,752	$12,308	$11,868
10/31/22	$10,382	$10,834	$10,842
10/31/23	$10,619	$11,120	$11,046
10/31/24	$11,495	$12,198	$11,759
10/31/25	$11,988	$12,707	$12,372

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor Class	4.29%	0.97%	1.83%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 190,397,561
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000089979
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Institutional Class
Trading Symbol	NMNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,216,900	Bloomberg Municipal Bond Index $1,270,700	Bloomberg 7-Year G.O. Index $1,237,200
10/31/15	$1,000,000	$1,000,000	$1,000,000
10/31/16	$1,032,400	$1,040,600	$1,030,400
10/31/17	$1,047,100	$1,063,400	$1,045,800
10/31/18	$1,037,100	$1,057,900	$1,034,800
10/31/19	$1,126,700	$1,157,600	$1,124,100
10/31/20	$1,151,100	$1,199,200	$1,174,300
10/31/21	$1,185,800	$1,230,800	$1,186,800
10/31/22	$1,049,000	$1,083,400	$1,084,200
10/31/23	$1,074,600	$1,112,000	$1,104,600
10/31/24	$1,165,100	$1,219,800	$1,175,900
10/31/25	$1,216,900	$1,270,700	$1,237,200

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	4.44%	1.12%	1.98%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 190,397,561
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000089977
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $11,234	Bloomberg Municipal Bond Index $12,707	Bloomberg 7-Year G.O. Index $12,372
10/31/15	$9,575	$10,000	$10,000
10/31/16	$9,854	$10,406	$10,304
10/31/17	$9,948	$10,634	$10,458
10/31/18	$9,817	$10,579	$10,348
10/31/19	$10,625	$11,576	$11,241
10/31/20	$10,816	$11,992	$11,743
10/31/21	$11,101	$12,308	$11,868
10/31/22	$9,783	$10,834	$10,842
10/31/23	$9,985	$11,120	$11,046
10/31/24	$10,786	$12,198	$11,759
10/31/25	$11,234	$12,707	$12,372

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	4.16%	0.76%	1.61%
Class A (including sales charge)	(0.31)%	(0.11)%	1.17%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 190,397,561
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000089978
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/muniintermediate-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s yield curve positioning was the largest detractor from performance, as the Fund maintained a barbelled approach, whereas the Bloomberg 7-Year General Obligation (G.O.) Index (the Index) was bulleted in the intermediate portion of the yield curve. Security selection was also a small headwind for returns. On the upside, the Fund’s duration positioning contributed to performance. In particular, having a duration that was longer than the Index was beneficial as interest rates moved lower over the period. Sector positioning was also additive for returns, driven by our revenue bond positioning.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Sector positioning

  Yield curve positioning versus the Index

  Security selection

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $10,890	Bloomberg Municipal Bond Index $12,707	Bloomberg 7-Year G.O. Index $12,372
10/31/15	$10,000	$10,000	$10,000
10/31/16	$10,218	$10,406	$10,304
10/31/17	$10,248	$10,634	$10,458
10/31/18	$10,029	$10,579	$10,348
10/31/19	$10,774	$11,576	$11,241
10/31/20	$10,895	$11,992	$11,743
10/31/21	$11,098	$12,308	$11,868
10/31/22	$9,708	$10,834	$10,842
10/31/23	$9,834	$11,120	$11,046
10/31/24	$10,543	$12,198	$11,759
10/31/25	$10,890	$12,707	$12,372

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	3.28%	(0.01)%	0.86%
Class C (including sales charge)	2.28%	(0.01)%	0.86%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg 7-Year G.O. Index	5.22%	1.05%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 190,397,561
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$190,397,561
Number of Portfolio Holdings	216
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	69.8%
General Obligations	26.2%
Pre-Refunded	1.6%
Special Assessment	1.3%
Tax Allocation	0.9%
Certificates of Participation	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	18.0%
Illinois	12.3%
Pennsylvania	9.8%
Georgia	5.6%
Texas	4.9%
California	4.7%
New Jersey	3.9%
Massachusetts	3.8%
Washington	3.6%
Alabama	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021325
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Investor Class
Trading Symbol	NCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Class $11,918	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,416	$10,437
10/31/17	$10,472	$10,531
10/31/18	$10,176	$10,315
10/31/19	$11,276	$11,502
10/31/20	$12,039	$12,214
10/31/21	$12,156	$12,155
10/31/22	$10,132	$10,249
10/31/23	$10,125	$10,286
10/31/24	$11,248	$11,370
10/31/25	$11,918	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor Class	5.95%	(0.20)%	1.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 1,139,229,261
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 1,482,813
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021326
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Institutional Class
Trading Symbol	NCRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,240,700	Bloomberg U.S. Aggregate Bond Index $1,207,100
10/31/15	$1,000,000	$1,000,000
10/31/16	$1,046,700	$1,043,700
10/31/17	$1,056,600	$1,053,100
10/31/18	$1,030,000	$1,031,500
10/31/19	$1,145,700	$1,150,200
10/31/20	$1,229,100	$1,221,400
10/31/21	$1,244,900	$1,215,500
10/31/22	$1,041,100	$1,024,900
10/31/23	$1,045,900	$1,028,600
10/31/24	$1,165,000	$1,137,000
10/31/25	$1,240,700	$1,207,100

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	6.49%	0.19%	2.18%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 1,139,229,261
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 1,482,813
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057304
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class A
Trading Symbol	NCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $11,420	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$9,575	$10,000
10/31/16	$9,982	$10,437
10/31/17	$10,036	$10,531
10/31/18	$9,752	$10,315
10/31/19	$10,807	$11,502
10/31/20	$11,538	$12,214
10/31/21	$11,650	$12,155
10/31/22	$9,697	$10,249
10/31/23	$9,701	$10,286
10/31/24	$10,766	$11,370
10/31/25	$11,420	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	6.08%	(0.20)%	1.78%
Class A (including sales charge)	1.57%	(1.06)%	1.34%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 1,139,229,261
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 1,482,813
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057305
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class C
Trading Symbol	NCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.53%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $11,070	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,349	$10,437
10/31/17	$10,327	$10,531
10/31/18	$9,960	$10,315
10/31/19	$10,955	$11,502
10/31/20	$11,609	$12,214
10/31/21	$11,634	$12,155
10/31/22	$9,613	$10,249
10/31/23	$9,546	$10,286
10/31/24	$10,515	$11,370
10/31/25	$11,070	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	5.28%	(0.95)%	1.02%
Class C (including sales charge)	4.28%	(0.95)%	1.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 1,139,229,261
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 1,482,813
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000153036
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class R6
Trading Symbol	NRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/corebond-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s absolute performance was positive. Its largest performance contributor relative to the Bloomberg U.S. Aggregate Bond Index (the Index), was a Securitized Credit allocation (Credit Risk Transfers, and Commercial Mortgage-Backed, Asset-Backed, and Non-Agency Mortgage-Backed securities). Investment Grade & High-Yield bonds were also additive for returns as credit  spreads narrowed. Duration and yield curve positioning were also additive. On the downside, an underweighting to U.S. Treasury Securities  versus the Index and an Emerging Market Debt  securities allocation were modest detractors.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit and Investment-Grade bonds

  High-Yield Corporate bonds

  Duration and yield curve positioning

  Underweight to U.S. Treasury Securities versus the Index

  Emerging Market Debt securities

  Futures Contracts

TEXT

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 $12,491	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,467	$10,437
10/31/17	$10,566	$10,531
10/31/18	$10,300	$10,315
10/31/19	$11,467	$11,502
10/31/20	$12,313	$12,214
10/31/21	$12,484	$12,155
10/31/22	$10,451	$10,249
10/31/23	$10,509	$10,286
10/31/24	$11,732	$11,370
10/31/25	$12,491	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R6	6.48%	0.29%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 1,139,229,261
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 1,482,813
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,139,229,261
Number of Portfolio Holdings	868
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,482,813

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	39.5%
Corporate Bonds	30.9%
Asset-Backed Securities	13.3%
U.S. Treasury Obligations	9.9%
Foreign Government Securities	3.8%
U.S. Government Agency Securities	0.8%
Short-Term Investments	3.1%
Liabilities Less Other Assets	(1.3)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	12.6%
U.S. Treasury	9.8%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.1%
Government National Mortgage Association	2.6%
Oracle Corp.	1.4%
BX Trust	1.2%
Foundry JV Holdco LLC	1.1%
Imperial Brands Finance PLC	1.0%
Meta Platforms, Inc.	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000044074
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Trust Class
Trading Symbol	NSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Trust Class $14,612	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,591	$10,437
10/31/17	$11,024	$10,531
10/31/18	$10,886	$10,315
10/31/19	$11,714	$11,502
10/31/20	$12,114	$12,214
10/31/21	$13,105	$12,155
10/31/22	$11,295	$10,249
10/31/23	$11,771	$10,286
10/31/24	$13,452	$11,370
10/31/25	$14,612	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Trust Class	8.63%	3.82%	3.87%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 7,239,889,732
Holdings Count | Holding	2,540
Advisory Fees Paid, Amount	$ 24,953,089
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021324
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	NSTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Class $1,514,600	Bloomberg U.S. Aggregate Bond Index $1,207,100
10/31/15	$1,000,000	$1,000,000
10/31/16	$1,063,800	$1,043,700
10/31/17	$1,111,100	$1,053,100
10/31/18	$1,101,200	$1,031,500
10/31/19	$1,187,900	$1,150,200
10/31/20	$1,233,800	$1,221,400
10/31/21	$1,339,500	$1,215,500
10/31/22	$1,157,500	$1,024,900
10/31/23	$1,210,500	$1,028,600
10/31/24	$1,388,100	$1,137,000
10/31/25	$1,514,600	$1,207,100

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	9.11%	4.19%	4.24%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 7,239,889,732
Holdings Count | Holding	2,540
Advisory Fees Paid, Amount	$ 24,953,089
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057302
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class A
Trading Symbol	NSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A (including sales charge) $14,198	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$9,750	$10,000
10/31/16	$10,328	$10,437
10/31/17	$10,744	$10,531
10/31/18	$10,606	$10,315
10/31/19	$11,395	$11,502
10/31/20	$11,789	$12,214
10/31/21	$12,747	$12,155
10/31/22	$10,973	$10,249
10/31/23	$11,432	$10,286
10/31/24	$13,060	$11,370
10/31/25	$14,198	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	8.71%	3.79%	3.83%
Class A (including sales charge)	6.04%	3.27%	3.57%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 7,239,889,732
Holdings Count | Holding	2,540
Advisory Fees Paid, Amount	$ 24,953,089
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057303
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class C
Trading Symbol	NSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.69%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C (including sales charge) $13,573	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,513	$10,437
10/31/17	$10,861	$10,531
10/31/18	$10,656	$10,315
10/31/19	$11,369	$11,502
10/31/20	$11,670	$12,214
10/31/21	$12,542	$12,155
10/31/22	$10,719	$10,249
10/31/23	$11,087	$10,286
10/31/24	$12,576	$11,370
10/31/25	$13,573	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.93%	3.07%	3.10%
Class C (including sales charge)	6.93%	3.07%	3.10%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 7,239,889,732
Holdings Count | Holding	2,540
Advisory Fees Paid, Amount	$ 24,953,089
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000125076
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class R6
Trading Symbol	NRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	nb.com/strategicincome-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund had a positive return. Top contributors to its performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index), included allocations to U.S. and non-U.S. developed markets High-Yield Corporate Bonds, duration positioning, security selection in and an overweight to Securitized Credit, and positioning in Agency Mortgage-Backed Securities (MBS), Emerging Market Debt, and Corporate and Financial Hybrid Debt. Top performance detractors were underweights to U.S. and non-U.S. developed markets Investment-Grade Credit and U.S. Treasury Securities versus the Index.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets High-Yield Credit

  Duration positioning

  Security selection in and an overweight to Securitized Credit relative to the Index

  Positioning in Agency MBS, Emerging Market Debt and Corporate and Financial Hybrid Debt

  Underweights to U.S. and non-U.S. developed markets Investment-Grade Credit

  Underweight to U.S. Treasury Securities

  Futures contracts

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 $15,269	Bloomberg U.S. Aggregate Bond Index $12,071
10/31/15	$10,000	$10,000
10/31/16	$10,636	$10,437
10/31/17	$11,117	$10,531
10/31/18	$11,025	$10,315
10/31/19	$11,905	$11,502
10/31/20	$12,378	$12,214
10/31/21	$13,451	$12,155
10/31/22	$11,633	$10,249
10/31/23	$12,178	$10,286
10/31/24	$13,980	$11,370
10/31/25	$15,269	$12,071

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R6	9.22%	4.29%	4.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 7,239,889,732
Holdings Count | Holding	2,540
Advisory Fees Paid, Amount	$ 24,953,089
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,239,889,732
Number of Portfolio Holdings	2,540
Portfolio Turnover Rate	120%
Total Investment Advisory Fees Paid	$24,953,089

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.0%
Corporate Bonds	31.9%
Asset-Backed Securities	12.0%
U.S. Treasury Obligations	7.4%
Foreign Government Securities	4.5%
Exchange-Traded Funds	3.8%
Municipal Notes	0.6%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Common Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	2.8%
Liabilities Less Other Assets	(15.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	10.9%
Federal National Mortgage Association	8.9%
Federal Home Loan Mortgage Corp.	6.6%
U.S. Treasury	6.4%
Government National Mortgage Association	3.2%
Federal National Mortgage Association Connecticut Avenue Securities	2.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
BX Trust	1.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]